Note 9 - Leases - Refundable Guarantee Deposits (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Refundable guarantee deposits	¥ 3,422,443	¥ 3,060,365
Head Office [Member]
Refundable guarantee deposits	2,745,034	2,462,266
Sales and Subsidiaries Offices [Member]
Refundable guarantee deposits	597,798	518,759
Others [Member]
Refundable guarantee deposits	¥ 79,611	¥ 79,340